UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Shareholders’ Letter	1

Schedule of Investments	5

Statement of Assets and Liabilities	9

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Dear Shareholders:

We are pleased to present the Annual Report for the CBRE Clarion Global Infrastructure Value Fund (“the Fund”) for the period from inception (June 28, 2013) through October 31, 2013.

Global listed infrastructure stocks rose 10.9%, as measured by the UBS Global Infrastructure & Utilities 50/50 Index NET (the “Index”), over the abbreviated fiscal period of this Fund from the launch date of June 28, 2013 to October 31, 2013. The European sectors of transportation, regulated utilities and integrated utilities, as well as the transportation sector in Asia were the relative outperformers. The North American infrastructure stocks were laggards, with all major sectors trailing the Index led by the regulated and integrated utilities. Asian utilities were also relative underperformers both within the region as well as relative to the Index.

The Institutional Class Shares of the CBRE Clarion Global Infrastructure Value Fund returned 10.21%, underperforming the 10.90% return of the Index for the partial fiscal period ended October 31, 2013. The Fund’s negative relative performance was primarily due to fees. The underlying performance of the portfolio excluding fees was positive and driven by top-down allocation. In terms of allocation, positioning in North America had the biggest positive impact, driven by a large overweight to transportation and a large underweight to the regulated and integrated utility sectors. Allocation was also positive in Asia due to underweight positions to the underperforming integrated utilities and oil/gas storage and transportation sectors. Allocation within Europe was mixed as the Fund benefitted from an underweight to the communication sector and an overweight to the regulated utility sector, but was underweight the transportation and integrated utility sectors which both outperformed over the period. Stock selection overall mostly offset the positive impact of allocation. Stock selection was positive in Asia and among the regulated and integrated utility sectors in North America. However, this was offset from poor stock selection in Europe, with integrated utilities rallying on the back of improved regulatory sentiment and despite a weak fundamental backdrop.

The strong performance of the European region over the period was largely attributable to the discounted valuations of the companies and reduced risk assessment by the market in light of continued economic improvement and lessening strains on the banking sector. Interestingly, both economically sensitive (transportation) and un-sensitive (utilities) performed well over the period. We attribute this performance to a resumption of investor interest in this region and perception of reduced risk from a tail-risk event. In addition, regulatory risk in the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Eurozone markets, which had peaked in 2012, abated over the period and enjoyed more positive sentiment. Finally, it should be noted that the market anticipated lower interest rates from the ECB, providing further support for income driven investments (like utilities).

The North American region was the worst performing region and its performance can be attributable to macro-economic factors. In particular, higher interest rate expectations in light of Fed tapering saw pressure on interest rate sensitive sectors such as the regulated and integrated utility sectors. Other less interest rate sensitive sectors including oil-gas storage, transportation, and communication posted near double-digit returns, but still lagged the Index. Mergers and acquisition activity was among the drivers for these sectors during the period.

Within Asia, countries and sectors exhibited varying levels of performance driven by local factors and an improving global economic backdrop. Transportation was the best performing sector driven by better economic conditions that improved prospects for travel. Moreover, Japanese rail companies, a large component of the Index, are seeing improved passenger traffic trends as the local economy rebounds.

We remain confident that our investment process will continue to help identify infrastructure assets that deliver superior medium to long-term performance. Our investment approach is based on top-down sector allocations within regions based on the regulatory outlook, investment market conditions, economic outlook, capital market access and relative valuation of the sectors. We then identify and invest in the stocks within those sectors and regions that we believe have the best risk and return profile. We believe that there are significant opportunities to add value by allocating to sectors underrepresented within the benchmark as well as de-allocating to those sectors over-represented in the benchmark relative to the universe of infrastructure investment opportunities. Our fundamental research currently suggests that we should overweight cyclically sensitive sectors, such as transportation and the oil/gas storage and transportation sectors. We also see good opportunity to invest in the transmission (gas and electricity) sub-sector of utilities as well as the renewable sub-sector of utilities (those investing in long-term contracted renewable power assets such as wind farms and solar panels).

As we look forward into next year, we see a market backdrop that suggests interest rates will rise in most developed economies as economic growth gains traction. However, we expect only a modest rise in interest rates as inflation is likely to remain low. This should continue to provide a good backdrop for infrastructure investment in energy, particularly in gas and renewables, transportation and communications. Such investments are needed and further

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

supported by constructive government regulation in many instances. We favor those sectors that can generate higher growth in cash flows and dividends. Within these sectors, we believe that companies operating with strong balance sheets and making sound capital allocation decisions will outperform their peers. We look for such companies when investing in the more cyclically sensitive infrastructure sectors. We also believe that there will be good returns from the more regulated, stable infrastructure sectors in utilities, although we believe that their stocks need to reflect a higher interest rate outlook and lower growth potential. Last, we believe that fundamentals for the communication sector are positive, but pricing appears expensive in light of slowing growth expectations.

We appreciate your continued faith and confidence.

CBRE CLARION SECURITIES, LLC

This represents the manager’s assessment of the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk, including possible loss of principal. Portfolios concentrated in infrastructure securities and MLPs may experience price volatility and other risks associated with non-diversification. Investment in infrastructure-related companies may be subject to high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, the effects of energy conservation policies, governmental regulation and other factors. MLPs often own interests related to the oil and gas industries or other natural resources, but may finance other projects. As such, MLPs will be negatively impacted by economic events adversely impacting that industry. Investments in MLPs may offer fewer legal protections than investments in corporations and limited voting rights. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. These risks may be magnified in emerging markets. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal income tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Fund which could result in a reduction of the Fund’s value.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Definition of Comparative Index

The UBS Global Infrastructure & Utilities 50-50 Index NET is an unmanaged market-weighted index which consists of infrastructure and utility companies from developed markets whose floats are larger than US $500 million.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Sector Weighting† (unaudited):

†	Percentages are based on total investments.

SCHED ULE OF INVESTMENTS

COMMON STOCK — 98.7%
	Shares	Value

AIRPORT SERVICES — 6.1%
Aeroports de Paris (France)	5,030	$537,482
Flughafen Zuerich (Switzerland)	1,010	559,905
Fraport Frankfurt Airport Services Worldwide (Germany)	6,840	530,012
Sydney Airport (Australia)	165,080	653,748

		2,281,147

COMMUNICATIONS — 9.6%
American Tower, Cl A	21,350	1,694,123
SBA Communications, Cl A *	15,960	1,396,021
SES (Luxembourg)	17,770	517,289

		3,607,433

ELECTRIC UTILITIES — 14.8%
Chubu Electric Power (Japan)	45,100	665,974
EDP—Energias de Portugal (Portugal)	177,150	652,307
Electricite de France (France)	35,660	1,251,109
Enel (Italy)	177,860	784,844
NextEra Energy	9,070	768,682

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

COMMON STOCK — continued
	Shares	Value

ELECTRIC UTILITIES — continued
Northeast Utilities	12,910	$553,710
Power Assets Holdings (Hong Kong)	42,000	349,955
Terna Rete Elettrica Nazionale (Italy)	116,230	576,013

		5,602,594

GAS UTILITIES — 3.9%
ONEOK	8,020	453,130
Snam (Italy)	154,660	797,123
Tokyo Gas (Japan)	43,000	232,645

		1,482,898

HIGHWAYS — 11.8%
Ferrovial (Spain)	44,530	849,172
Transurban Group (Australia)	170,300	1,142,813
Vinci (France)	35,530	2,279,147
Zhejiang Expressway, Cl H (China)	214,000	197,080

		4,468,212

MARINE PORTS & SERVICES — 0.7%
COSCO Pacific (Hong Kong)	185,000	269,638

MULTI-UTILITIES — 9.2%
Ameren	6,200	224,316
American Electric Power	12,600	590,184
CMS Energy	16,480	452,541
Dominion Resources	13,180	840,225
National Grid PLC (United Kingdom)	73,570	925,420
NiSource	14,300	450,736

		3,483,422

OIL & GAS STORAGE & TRANSPORTATION — 15.5%
Access Midstream Partners LP [1]	13,790	738,317
Enterprise Products Partners LP [1]	15,280	966,919
Magellan Midstream Partners LP [1]	6,450	387,258
MarkWest Energy Partners LP [1]	6,640	493,219
Plains All American Pipeline LP [1]	14,570	746,275

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

COMMON STOCK — continued
	Shares	Value

OIL & GAS STORAGE & TRANSPORTATION — continued
SemGroup, Cl A	4,300	$259,677
Spectra Energy	14,920	530,704
Targa Resources	3,400	263,704
TransCanada (Canada)	15,640	704,861
Western Gas Partners LP [1]	12,560	754,982

		5,845,916

RAILROADS — 17.6%
Central Japan Railway (Japan)	5,900	762,026
CSX	21,440	558,726
East Japan Railway (Japan)	35,200	3,046,395
Genesee & Wyoming, Cl A *	7,900	788,736
Union Pacific	9,840	1,489,776

		6,645,659

RENEWABLE POWER PRODUCERS — 2.9%
Pattern Energy Group, Cl A	15,500	351,540
Renewables Infrastructure Group (United Kingdom) *	446,610	726,841

		1,078,381

WATER UTILITIES — 6.6%
American Water Works	13,520	579,602
Pennon Group (United Kingdom)	43,300	472,803
Severn Trent (United Kingdom)	6,300	187,585
Suez Environnement (France)	32,030	559,050
United Utilities Group PLC (United Kingdom)	61,780	697,869

		2,496,909

TOTAL COMMON STOCK (Cost $34,142,374)		37,262,209

TOTAL INVESTMENTS — 98.7% (Cost $34,142,374)		$37,262,209

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Percentages are based on Net Assets of $37,756,580.

*	Non-income producing security.
1	Securities considered Master Limited Partnerships. At October 31, 2013, these securities amounted to $4,086,970 or 10.8% of Net Assets.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $34,142,374)	$37,262,209
Cash	376,695
Foreign Currency, at Value (Cost $23,970)	23,699
Receivable for Investment Securities Sold	593,620
Dividends and Interest Receivable	64,520
Deferred Offering Costs (See Note 2)	35,452
Dividend Tax Reclaim Receivable	1,050
Unrealized Gain on Foreign Currency Spot Contracts	939
Prepaid Expenses	18,248

Total Assets	38,376,432

Liabilities:
Payable for Investment Securities Purchased	567,587
Payable due to Adviser	16,002
Shareholder Servicing Fees Payable	5,960
Payable due to Administrator	5,288
Payable due to Trustees	353
Chief Compliance Officer Fees Payable	182
Other Accrued Expenses	24,480

Total Liabilities	619,852

Net Assets	$37,756,580

Net Assets Consist of:
Paid-in Capital	$34,315,752
Undistributed Net Investment Income	18,095
Accumulated Net Realized Gain on Investments	303,273
Net Unrealized Appreciation on Investments	3,119,835
Net Unrealized Depreciation on Foreign Currency Translation	(375)

Net Assets	$37,756,580

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($37,756,470 ÷ 3,430,408 shares)	$11.01

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($110 ÷ 10 shares)	$11.01	*

*	Net assets divided by shares do not calculate to the stated net asset value because net assets amount is shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
FOR THE PERIOD ENDED OCTOBER 31, 2013*

STATEMENT OF OPERATIONS

Investment Income
Dividend Income (Less Foreign Taxes Withheld of $5,041)	$201,836
Interest Income	12

Total Investment Income	201,848

Expenses:
Investment Advisory Fees	107,285
Administration Fees	19,451
Shareholder Servicing Fees (Institutional Class Shares)	5,960
Trustees’ Fees	710
Chief Compliance Officer Fees	182
Offering Costs	28,379
Transfer Agent Fees	14,178
Custodian Fees	10,241
Professional Fees	6,773
Registration Fees	3,933
Printing Fees	2,205
Insurance and Other Expenses	3,190

Total Expenses	202,487

Less: Investment Advisory Fees Waived	(53,494)
Net Expenses	148,993

Net Investment Income	52,855

Net Realized Gain on Investments	303,429
Net Realized Gain on Foreign Currency Transactions	2,779
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,119,835
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(375)

Net Realized and Unrealized Gain on Investments	3,425,668

Net Increase in Net Assets Resulting from Operations	$3,478,523

*	Commenced operations on June 28, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2013*
Operations:
Net Investment Income	$52,855
Net Realized Gain on Investments and Foreign Currency Transactions	306,208
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translation	3,119,460

Net Increase in Net Assets Resulting from Operations	3,478,523

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(37,695)

Total Net Investment Income	(37,695)

Capital Share Transactions(1)
Institutional Class Shares
Issued	34,278,554
Reinvestment of Distributions	37,695
Redeemed	(605)

Increase from Institutional Class Shares Capital Share Transactions	34,315,644

Investor Class Shares
Issued	108

Increase from Investor Class Shares Capital Share Transactions	108

Net Increase From Capital Share Transactions	34,315,752

Total Increase in Net Assets	37,756,580

Net Assets:
Beginning of Period	–

End of Period (including undistributed net investment income of $18,095)	$37,756,580

*	Commenced operations on June 28, 2013.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Institutional Class Shares
Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Gain on Investments	1.00

Total from Operations	1.02

Dividends and Distributions from:
Net Investment Income	(0.01)

Total Dividends and Distributions	(0.01)

Net Asset Value, End of Period	$11.01

Total Return †	10.21%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$37,757
Ratio of Expenses to Average Net Assets (including waivers)	1.25%**
Ratio of Expenses to Average Net Assets (excluding waivers)	1.70%**
Ratio of Net Investment Income to Average Net Assets	0.44%**
Portfolio Turnover Rate	32%***

*	Commenced operations on June 28, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Investor Class Shares
Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$10.76

Income from Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Gain on Investments	0.23

Total from Operations	0.25

Net Asset Value, End of Period	$11.01

Total Return †	2.32%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$–
Ratio of Expenses to Average Net Assets (including waivers) (2)	–%**
Ratio of Expenses to Average Net Assets (excluding waivers) (2)	–%**
Ratio of Net Investment Income to Average Net Assets	3.51%**
Portfolio Turnover Rate	32%***

*	Commenced operations on October 16, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period of October 16, 2013 through October 31, 2013 and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Due to rounding, the Investor Class Shares did not incur any expenses from October 16, 2013 (commencement of operations) through the period ended October 31, 2013 due to the low level of assets.

Amount designated as “$–” has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the CBRE Clarion Global Infrastructure Value Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is diversified and seeks to achieve its objective by investing in equity securities issued by infrastructure companies organized or located throughout the world. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”), utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. The Fund may invest up to 30% of its assets in emerging market companies. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund’s Institutional Class shares commenced operations on June 28, 2013. The Fund’s Investor Class shares commenced operations on October 16, 2013.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2013, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2013, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the period ended October 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. During the period ended October 31, 2013, there were no Level 3 securities.

During the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

As of and during the period ended October 31, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining,

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income quarterly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2013, the remaining amount still to be amortized for the Fund was $35,452.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the period ended October 31, 2013, the Fund did not receive any redemption fees.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $55,000 for the Fund, plus $15,000 per additional class, or the Fund’s pro rata share of an asset based fee calculated based on the aggregate average daily net assets of the Fund and the CBRE Clarion Long/Short Fund according to the following fee schedule: 0.12% on the first $250 million, 0.10% on assets between $250 million and $500 million, 0.08% on assets between $500 million and $750 million, and 0.06% on assets in excess of $750 million.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2013, the Institutional Class Shares and Investor Class Shares incurred $5,960 and $– of shareholder servicing fees, an effective rate of 0.05% and 0.00%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended October 31, 2013, the Fund incurred $– of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended October 31, 2013, the Fund did not earn any cash management credits. The transfer agent may reduce its fees to the extent it earns cash management credits related to fund share activity.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.60% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015. As of October 31, 2013, fees which were previously waived by the Adviser that can be recaptured were $53,494, expiring in 2016.

6.	Share Transactions

Period Ended October 31, 2013*
Share Transactions:
Institutional Class Shares
Issued	3,426,903
Reinvestment of Distributions	3,563
Redeemed	(58)

Increase in Institutional Class Shares	3,430,408

Investor Class Shares
Issued	10

Increase in Investor Class Shares	10

Net Increase in Shares Outstanding	3,430,418

*	Commenced operations on June 28, 2013.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales for the period ended October 31, 2013 were $45,162,682 and $11,323,737, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to sales of PFIC’s, MLP basis adjustments and foreign currency realized gain (loss) have been reclassified to/from the following accounts during the fiscal period ended October 31, 2013:

Increase/ (Decrease) in Undistributed Net Investment Income	Increase/ (Decrease) in Accumulated Net Realized Gain
$2,935	$(2,935)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the period ended October 31, 2013 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2013	$37,695	$–	$37,695

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$314,867
Unrealized Appreciation	3,126,889
Other Temporary Differences	(928)

Total Distributable Earnings	$3,440,828

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$34,134,945	$3,283,866	$(156,602)	$3,127,264

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

9.	Concentration/Risks:

The Fund concentrates its investments in the infrastructure sector. Investing in infrastructure companies may subject the Fund to greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

10.	Other:

At October 31, 2013, 99% of Institutional Class Shares total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding, and 100% of Investor Class Shares total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Advisors’ Inner Circle Fund and Shareholders of

CBRE Clarion Global Infrastructure Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CBRE Clarion Global Infrastructure Value Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2013, and the related statement of operations and statement of changes in net assets for the period from June 28, 2013 (commencement of operations) to October 31, 2013, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CBRE Global Infrastructure Value Fund of The Advisors’ Inner Circle Fund at October 31, 2013, the results of its operations and changes in its net assets for the period from June 28, 2013 (commencement of operations) to October 31, 2013, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2013

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 67 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 73 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT
BOARD MEMBERS[4]
CHARLES E. CARLBOM 79 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 69 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 61 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-520-4227. The following chart lists Trustees and Officers as of October 31, 2013.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds . Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited . Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds; Director of Oregon Transfer Co.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 71 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 70 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 57 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 82 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.
GEORGE J. SULLIVAN, JR. 70 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 48 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 53 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board members oversee 45 fund in the Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Other Directorships Held by Board Member/Officer[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust. Trustee of SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. until December 2010.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP Adviser Managed Trust and New Coveneant Funds; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)
RUSSELL EMERY 50 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.
DIANNE M. DESCOTEAUX 36 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
EDWARD McCUSKER 29 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Trust Company 2006-2008. SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
JOHN MUNCH 42 yrs.old	Vice President and Assistant Secretary (since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 35 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).

1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Other Directorships Held by Officer

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratios		Expenses Paid During Period
Actual Fund Return
Institutional Class †	$1,000.00	$1,102.10	1.25%		$4.54	*
Investor Class ‡	1,000.00	1,023.20	1.60	%^	8.16	*

Hypothetical 5% Return
Institutional Class †	$1,000.00	$1,018.90	1.25%		$6.36	**
Investor Class ‡	1,000.00	1,017.14	1.60	%^	8.13	**

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 126/365 for the Institutional Class Shares and 16/365 for the Investor Class Shares (to reflect the commencement of operations period shown.)

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

† The Institutional Class commenced operations on June 28, 2013.

‡ The Investor Class commenced operations on October 16, 2013.

^ The annualized expense ratio presented represents the Investor Class Shares expense limitation. The Investor Class Shares did not incur any expenses from October 16, 2013 (commencement of operations) through the period ended October 31, 2013 due to the low level of assets.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 14, 2013 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) to the extent available, information regarding the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the May 14, 2013 meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

Because the Fund is new and has not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
OCTOBER 31, 2013

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Rec. Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividend (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit (6)
0.00%	0.00%	100.00%	100.00%	22.22%	35.09%	0.00%	0.00%	0.00%	11.80%
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemptions of these amounts in state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2013 amounting to $5,041 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2013, which shareholders of the Fund will receive in late January, 2014. In addition, for the fiscal year ended October 31, 2013, gross foreign source income amounted to $62,694 for the Fund.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

CBRE Clarion Global Infrastructure Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-AR-002-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$131,000	$0	$0	$250,692	$0	$0
(b)	Audit-Related Fees	$24,800	$0	$0	$12,000	$0	$0
(c)	Tax Fees	$23,755	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$489,500	N/A	N/A	$406,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,166	N/A	N/A	$11,292	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$199,000	N/A	N/A	$120,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$71,070	N/A	N/A	$69,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$17,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2013	2012
Audit-Related Fees	19%	5%
Tax Fees	18%	23%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	2%	3%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	36%	58%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $1,616,000 and $29,771,000 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $90,266 and $296,142 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 9, 2014

*	Print the name and title of each signing officer under his or her signature.